Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income	$ 2,456	$ 2,902	$ 2,185	$ 1,908	$ 2,640	$ 2,059	$ 1,675	$ 1,579	$ 9,451	$ 7,953
Items not requiring (providing) cash
Amortization of ESOP and share-based compensation plans									414	324
Net cash provided by operating activities									8,192	9,370
Investing Activities
Net cash used in investing activities									(1,209)	33,668
Financing Activities
Repurchase of Common Stock									(72)	(526)
Dividends paid to stockholders									(4,101)	(3,361)
Net cash used in financing activities									24,424	(6,431)
Cash and Cash Equivalents, Beginning of Year				51,592				14,985	51,592	14,985
Cash and Cash Equivalents, End of Year	82,999				51,592				82,999	51,592
Parent Company
Operating Activities
Net income									9,451	7,953
Items not requiring (providing) cash
Equity in undistributed income of subsidiary									(525)	(8,509)
Amortization of ESOP and share-based compensation plans									404	594
Net change in other assets and other liabilities									251	687
Net cash provided by operating activities									9,581	725
Financing Activities
Repurchase of Common Stock									(72)	(526)
Dividends paid to stockholders									(4,101)	(3,361)
Net cash used in financing activities									(4,173)	(3,887)
Net Change in Cash and Cash Equivalents									5,408	(3,162)
Cash and Cash Equivalents, Beginning of Year				$ 3,684				$ 6,846	3,684	6,846
Cash and Cash Equivalents, End of Year	$ 9,092				$ 3,684				$ 9,092	$ 3,684